SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR DISTRIBUTION CHANNELS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (remaining)	$ 404,686
2023	809,371	$ 847,351
2024	541,439	847,351
2025	5,574	564,901
2026	5,574
Thereafter	1,093
Total	$ 1,767,737	$ 2,259,603